Vanguard® U.S. Growth Fund
Schedule of Investments (unaudited)
As of November 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (97.5%)
Communication Services (13.1%)
*	Alphabet Inc. Class C	674,166	1,920,726
*	Netflix Inc.	1,789,629	1,148,763
*	Meta Platforms Inc. Class A	3,437,141	1,115,215
*	Alphabet Inc. Class A	277,945	788,794
*	Snap Inc. Class A	12,413,201	590,993
*	Roku Inc.	1,608,800	366,179
*	Match Group Inc.	2,510,934	326,396
*	ZoomInfo Technologies Inc. Class A	3,833,830	236,547
*	Spotify Technology SA	653,258	155,802
*	Sea Ltd. ADR	457,318	131,740
*	Pinterest Inc. Class A	3,005,696	120,408
*	Roblox Corp. Class A	797,567	100,573
*	Walt Disney Co.	354,799	51,410
	Activision Blizzard Inc.	268,449	15,731
*	Take-Two Interactive Software Inc.	73,257	12,152
*	Playtika Holding Corp.	449,991	7,740
	Nexstar Media Group Inc. Class A	47,601	7,116
*	Madison Square Garden Sports Corp.	8,718	1,502
			7,097,787
Consumer Discretionary (20.4%)
*	Amazon.com Inc.	927,865	3,254,087
*	Tesla Inc.	2,328,230	2,665,265
*,1	Wayfair Inc. Class A	2,553,077	632,755
*	Lululemon Athletica Inc.	1,139,162	517,647
*	Airbnb Inc. Class A	2,514,929	433,926
*	Carvana Co. Class A	1,327,968	372,389
	LVMH Moet Hennessy Louis Vuitton SE	443,843	345,130
*	MercadoLibre Inc.	248,851	295,737
	Home Depot Inc.	734,038	294,063
	NIKE Inc. Class B	1,634,148	276,563
*	Rivian Automotive Inc. Class A	2,125,727	254,577
*,1	Chewy Inc. Class A	3,407,210	232,576
	TJX Cos. Inc.	2,658,133	184,474
*	DoorDash Inc. Class A	904,418	161,683
*	Coursera Inc.	4,971,522	149,096
*	Chegg Inc.	4,094,066	114,020
	Lowe's Cos. Inc.	395,906	96,835
*	Peloton Interactive Inc. Class A	1,895,845	83,417
*,1	Vroom Inc.	5,437,653	75,203
*	Hilton Worldwide Holdings Inc.	531,573	71,800
*,1	Duolingo Inc.	545,595	60,119
	Starbucks Corp.	474,464	52,020

		Shares	Market Value ($000)
*	Burlington Stores Inc.	152,974	44,841
	Bath & Body Works Inc.	561,156	42,160
	H&R Block Inc.	1,537,362	36,405
	Best Buy Co. Inc.	327,769	35,025
*	Boyd Gaming Corp.	549,649	32,215
*	Etsy Inc.	93,640	25,712
	Tempur Sealy International Inc.	578,796	24,796
*	Booking Holdings Inc.	11,415	23,993
	Yum! Brands Inc.	179,072	21,997
	Tapestry Inc.	519,574	20,845
	Polaris Inc.	161,873	18,096
*	Victoria's Secret & Co.	274,848	14,919
*	AutoZone Inc.	6,712	12,196
	Ross Stores Inc.	109,619	11,958
	Wendy's Co.	546,545	11,248
	McDonald's Corp.	43,744	10,700
*	Ulta Beauty Inc.	27,182	10,436
	Target Corp.	40,447	9,863
*	Deckers Outdoor Corp.	20,840	8,448
*	frontdoor Inc.	213,999	7,396
*	NVR Inc.	1,237	6,464
*	O'Reilly Automotive Inc.	8,416	5,371
	Columbia Sportswear Co.	52,599	5,130
	Williams-Sonoma Inc.	16,184	3,153
	Travel + Leisure Co.	46,857	2,306
*	Six Flags Entertainment Corp.	61,895	2,263
	Wyndham Hotels & Resorts Inc.	26,968	2,143
	Domino's Pizza Inc.	3,852	2,019
	Churchill Downs Inc.	7,615	1,707
	Darden Restaurants Inc.	11,927	1,645
			11,078,832
Consumer Staples (2.1%)
	Estee Lauder Cos. Inc. Class A	963,722	320,023
	Costco Wholesale Corp.	592,990	319,847
	Constellation Brands Inc. Class A	1,083,118	244,059
*	Monster Beverage Corp.	754,485	63,211
	Altria Group Inc.	1,301,049	55,477
*	Darling Ingredients Inc.	529,381	35,744
	Hershey Co.	192,141	34,103
*	Herbalife Nutrition Ltd.	867,873	32,424
	PepsiCo Inc.	121,809	19,463
	Coca-Cola Co.	288,896	15,152
[1]	Albertsons Cos. Inc. Class A	386,252	13,592
*	Pilgrim's Pride Corp.	419,801	11,788
			1,164,883
Energy (0.1%)
	EOG Resources Inc.	405,129	35,246
	Occidental Petroleum Corp.	62,432	1,851
			37,097
Financials (3.0%)
	First Republic Bank	1,919,504	402,443
	MarketAxess Holdings Inc.	852,479	300,661
	S&P Global Inc.	372,079	169,567
	Blackstone Inc.	1,131,205	160,009
	Marsh & McLennan Cos. Inc.	703,986	115,468
*	Coinbase Global Inc. Class A	358,016	112,775
*,1	Lemonade Inc.	1,982,279	98,024

		Shares	Market Value ($000)
	American Express Co.	435,159	66,275
	Goldman Sachs Group Inc.	117,260	44,675
	Synchrony Financial	815,870	36,543
	SLM Corp.	2,005,764	35,662
	Discover Financial Services	231,781	24,997
*	Markel Corp.	16,797	20,069
	Primerica Inc.	68,234	10,041
	Citizens Financial Group Inc.	136,342	6,445
	Everest Re Group Ltd.	22,044	5,652
	Ameriprise Financial Inc.	17,207	4,983
*	Upstart Holdings Inc.	17,869	3,661
*	Credit Acceptance Corp.	5,034	3,146
	Raymond James Financial Inc.	17,994	1,769
			1,622,865
Health Care (10.3%)
*	Moderna Inc.	2,835,953	999,475
*	Illumina Inc.	1,410,069	515,141
*	ABIOMED Inc.	1,248,162	392,896
	UnitedHealth Group Inc.	561,587	249,468
	Danaher Corp.	772,973	248,619
	Eli Lilly & Co.	881,645	218,683
*	10X Genomics Inc. Class A	1,359,625	207,764
*	Alnylam Pharmaceuticals Inc.	984,554	180,961
*	BioNTech SE ADR	496,121	174,506
*	Novocure Ltd.	1,771,882	165,919
*	Boston Scientific Corp.	4,256,734	162,054
*	Denali Therapeutics Inc.	3,342,326	154,616
*	Intuitive Surgical Inc.	470,709	152,670
*,1	Ginkgo Bioworks Holdings Inc.	12,831,700	152,312
*	Align Technology Inc.	246,162	150,536
*	Teladoc Health Inc.	1,422,742	144,053
*	Penumbra Inc.	565,961	139,028
*	Seagen Inc.	839,564	134,330
	Zoetis Inc.	594,745	132,057
*	Mettler-Toledo International Inc.	46,653	70,639
	HCA Healthcare Inc.	275,185	62,079
*,1	Recursion Pharmaceuticals Inc. Class A	3,162,093	60,459
	Thermo Fisher Scientific Inc.	94,707	59,933
	Sartorius Stedim Biotech	93,586	55,251
*	Avantor Inc.	1,317,159	52,002
*	IQVIA Holdings Inc.	197,665	51,221
*	Sana Biotechnology Inc.	2,456,509	46,698
*	Veeva Systems Inc. Class A	155,461	43,930
*	Charles River Laboratories International Inc.	100,950	36,935
	Cigna Corp.	187,646	36,009
*	Laboratory Corp. of America Holdings	123,909	35,355
	Agilent Technologies Inc.	216,145	32,616
*	Regeneron Pharmaceuticals Inc.	50,940	32,425
	AbbVie Inc.	259,102	29,869
	McKesson Corp.	124,181	26,918
	Humana Inc.	46,292	19,429
	Bruker Corp.	186,310	15,089
*	Biogen Inc.	59,753	14,086
	Anthem Inc.	33,408	13,571
*	Waters Corp.	38,142	12,513
	PerkinElmer Inc.	66,580	12,128
	Johnson & Johnson	69,931	10,904
*	IDEXX Laboratories Inc.	16,749	10,185

		Shares	Market Value ($000)
	West Pharmaceutical Services Inc.	22,251	9,850
	Bristol-Myers Squibb Co.	155,057	8,316
*	DaVita Inc.	86,779	8,201
*	Tandem Diabetes Care Inc.	58,928	7,573
	Cardinal Health Inc.	115,564	5,343
*	Incyte Corp.	64,664	4,379
*	Edwards Lifesciences Corp.	23,672	2,540
*	Vertex Pharmaceuticals Inc.	11,083	2,072
	Encompass Health Corp.	35,109	2,023
	Chemed Corp.	4,264	1,985
*	Syneos Health Inc.	18,588	1,806
*	Amedisys Inc.	10,492	1,465
*	Centene Corp.	20,264	1,447
			5,572,332
Industrials (3.6%)
*	Uber Technologies Inc.	7,259,202	275,850
	TransUnion	2,320,206	257,984
*	CoStar Group Inc.	3,235,180	251,568
	Watsco Inc.	703,107	205,806
*	Copart Inc.	1,357,854	197,106
	IHS Markit Ltd.	929,017	118,747
	Northrop Grumman Corp.	242,838	84,702
*	Airbus SE ADR	2,290,464	64,179
	United Parcel Service Inc. Class B	315,942	62,673
	Union Pacific Corp.	169,674	39,982
	Allison Transmission Holdings Inc.	1,053,127	36,428
	IDEX Corp.	147,972	33,233
	Deere & Co.	96,050	33,189
	Lockheed Martin Corp.	94,375	31,457
	Allegion plc	253,369	31,326
*	United Rentals Inc.	92,204	31,233
	Booz Allen Hamilton Holding Corp. Class A	350,266	29,401
	WW Grainger Inc.	49,210	23,690
	Robert Half International Inc.	205,470	22,842
	AGCO Corp.	171,026	18,849
	Landstar System Inc.	111,404	18,777
	Old Dominion Freight Line Inc.	45,067	16,006
	Nielsen Holdings plc	722,804	13,849
	Caterpillar Inc.	62,679	12,119
	Illinois Tool Works Inc.	43,541	10,108
	FedEx Corp.	42,018	9,680
	Lincoln Electric Holdings Inc.	38,857	5,244
*	Middleby Corp.	29,472	5,148
	Expeditors International of Washington Inc.	38,150	4,640
*	GXO Logistics Inc.	40,686	3,908
*,1	Legalzoom.com Inc.	202,423	3,646
	Toro Co.	28,548	2,871
	JB Hunt Transport Services Inc.	12,722	2,432
	Donaldson Co. Inc.	39,320	2,219
			1,960,892
Information Technology (44.1%)
	Microsoft Corp.	9,873,718	3,264,152
	Apple Inc.	19,166,529	3,168,227
*	Shopify Inc. Class A (XTSE)	1,418,086	2,158,029
	NVIDIA Corp.	6,197,624	2,025,136
*	Trade Desk Inc. Class A	11,493,213	1,188,628
*	Adobe Inc.	1,536,854	1,029,462

		Shares	Market Value ($000)
*	salesforce.com Inc.	2,589,406	737,877
	Mastercard Inc. Class A	2,227,067	701,348
*	Affirm Holdings Inc.	4,983,342	631,290
*	Advanced Micro Devices Inc.	3,437,387	544,379
*	Cloudflare Inc. Class A	2,890,732	544,151
*	Twilio Inc. Class A	1,824,604	522,110
*	Workday Inc. Class A	1,801,804	494,109
*	Square Inc. Class A	2,293,089	477,719
*,2	Adyen NV	159,439	441,620
	Visa Inc. Class A	2,252,326	436,433
*	PayPal Holdings Inc.	2,003,079	370,349
*	Snowflake Inc. Class A	1,023,009	347,977
*	Atlassian Corp. plc Class A	873,395	328,676
*	Zoom Video Communications Inc. Class A	1,469,002	310,562
*	ServiceNow Inc.	415,647	269,215
*	Datadog Inc. Class A	1,413,327	251,982
	Intuit Inc.	338,097	220,541
*	Crowdstrike Holdings Inc. Class A	1,004,926	218,210
	Microchip Technology Inc.	2,615,309	218,195
	Fidelity National Information Services Inc.	1,966,023	205,449
*	Autodesk Inc.	749,771	190,584
	Global Payments Inc.	1,579,601	188,036
*	FleetCor Technologies Inc.	832,047	172,342
*	Avalara Inc.	1,089,659	152,204
	Marvell Technology Inc.	2,042,679	145,378
*	UiPath Inc. Class A	3,004,423	144,963
*	Appian Corp. Class A	1,924,656	143,098
*	Okta Inc.	599,559	129,043
	QUALCOMM Inc.	706,324	127,534
*	Ceridian HCM Holding Inc.	1,048,649	114,722
	Accenture plc Class A	313,131	111,913
*	nCino Inc.	1,678,436	104,264
*	DocuSign Inc. Class A	344,458	84,861
	Oracle Corp.	907,798	82,374
	Lam Research Corp.	117,290	79,740
	CDW Corp.	390,461	73,938
	Texas Instruments Inc.	372,392	71,637
*	Cadence Design Systems Inc.	350,703	62,236
	Monolithic Power Systems Inc.	111,268	61,582
	Applied Materials Inc.	355,521	52,329
*	Gartner Inc.	166,693	52,050
*	Synopsys Inc.	149,995	51,148
*	Fortinet Inc.	148,839	49,431
*	Manhattan Associates Inc.	315,090	49,204
	HP Inc.	1,256,619	44,334
	Jabil Inc.	745,094	43,558
*	Teradata Corp.	964,583	41,882
*	Dropbox Inc. Class A	1,651,080	40,633
*	GoDaddy Inc. Class A	425,655	29,868
	Broadcom Inc.	52,429	29,029
	KLA Corp.	67,656	27,612
	Micron Technology Inc.	263,655	22,147
*	ON Semiconductor Corp.	298,709	18,350
*	Fair Isaac Corp.	44,756	15,805
*	EPAM Systems Inc.	25,402	15,458
*	CommScope Holding Co. Inc.	1,128,744	11,242
	MKS Instruments Inc.	64,917	9,878
*	Nutanix Inc. Class A	214,727	7,133

		Shares	Market Value ($000)
*	Qualtrics International Inc. Class A	197,625	6,395
	Teradyne Inc.	26,996	4,127
	NXP Semiconductors NV	12,315	2,751
	Genpact Ltd.	34,969	1,688
			23,972,327
Materials (0.1%)
	Louisiana-Pacific Corp.	415,689	27,165
	Steel Dynamics Inc.	412,436	24,664
	Olin Corp.	190,199	10,337
	Westlake Chemical Corp.	91,967	8,546
	Freeport-McMoRan Inc.	205,370	7,615
	LyondellBasell Industries NV Class A	30,291	2,639
			80,966
Real Estate (0.7%)
*	Redfin Corp.	4,224,220	171,884
	Equinix Inc.	77,073	62,599
	Simon Property Group Inc.	326,338	49,878
	Iron Mountain Inc.	932,863	42,389
	Extra Space Storage Inc.	153,807	30,761
	Lamar Advertising Co. Class A	21,674	2,368
	SBA Communications Corp. Class A	5,202	1,788
			361,667
Utilities (0.0%)
	NRG Energy Inc.	292,922	10,551
Total Common Stocks (Cost $27,801,914)			52,960,199
Preferred Stock (0.0%)
[1,3]	Brookfield Property Pfd LP, 6.250% (Cost $284)	11,490	288
Temporary Cash Investments (2.8%)
Money Market Fund (2.3%)
[4,5]	Vanguard Market Liquidity Fund, 0.077%	12,719,250	1,271,925

	Face Amount ($000)	Market Value ($000)
Repurchase Agreement (0.5%)
Bank of America Securities, LLC 0.050%, 12/1/21 (Dated 11/30/21, Repurchase Value $271,500,000, collateralized by Ginnie Mae 1.500%–4.000%, 12/20/35–11/20/51, with a value of $276,930,000)	271,500	271,500
Total Temporary Cash Investments (Cost $1,543,250)		1,543,425
Total Investments (100.3%) (Cost $29,345,448)		54,503,912
Other Assets and Liabilities—Net (-0.3%)		(173,795)
Net Assets (100%)		54,330,117
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $313,835,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2021, the aggregate value was $441,620,000, representing 0.8% of net assets.
3	Perpetual security with no stated maturity date.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $338,801,000 was received for securities on loan, of which $328,399,000 is held in Vanguard Market Liquidity Fund and $10,402,000 is held in cash.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2021	3,069	700,691	13,972
E-mini S&P Mid-Cap 400 Index	December 2021	262	70,902	710
				14,682
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	52,118,198	842,001	—	52,960,199
Preferred Stock	288	—	—	288
Temporary Cash Investments	1,271,925	271,500	—	1,543,425
Total	53,390,411	1,113,501	—	54,503,912
Derivative Financial Instruments
Assets
Futures Contracts[1]	14,682	—	—	14,682
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.